(2_FIDELITY_LOGOS)EMPIRE FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT A






ANNUAL REPORT
DECEMBER 31, 1996


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY





ASSETS                                                                                  DECEMBER 31, 1996

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 48,675,092 shares (cost $48,675,092)                         $ 48,675,092

  High Income Portfolio - 1,673,528 shares (cost $19,657,604)                            20,952,574

  Equity-Income Portfolio - 7,203,986 shares (cost $119,283,610)                         151,499,819

  Growth Portfolio - 2,856,346 shares (cost $74,838,138)                                 88,946,602

  Overseas Portfolio - 1,309,265 shares (cost $21,866,193)                               24,666,557



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 567,868 shares (cost $6,863,356)                     6,950,703

  Asset Manager Portfolio - 4,882,698 shares (cost $71,794,963)                          82,664,084

  Index 500 Portfolio - 413,235 shares (cost $31,573,421)                                36,831,595

  Asset Manager: Growth Portfolio - 1,312,416 shares (cost $16,229,806)                  17,192,654

  Contrafund Portfolio - 6,035,248 shares (cost $80,549,919)                             99,943,702



   Total Assets                                                                         $ 578,323,382



LIABILITIES

   Total Liabilities                                                                     0



NET ASSETS

  Variable Annuity Contracts                                                            $ 566,276,569

  Annuity Reserves                                                                       11,796,668

  Retained in Variable Account by Empire Fidelity Investments Life Insurance Company     250,145



   Total Net Assets                                                                     $ 578,323,382



STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
For the years ended December 31, 1996 and 1995



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                            SUBACCOUNTS INVESTING IN:


                            VIP -                      VIP -
                            MONEY MARKET               HIGH INCOME



                             12/31/96     12/31/95     12/31/96     12/31/95

INCOME:

 Dividends                   $ 1,786,77   $ 1,580,34   $ 1,344,29   $ 573,316
                             0            0            3

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      369,246      276,570      173,493      108,556

Net investment
 income (loss)                1,417,524    1,303,770    1,170,800    464,760

Realized gain                 0            0            234,379      311,021

Unrealized appreciation
 (depreciation) during
 the year                     0            0            650,495      1,066,452

Net increase in net
assets                        1,417,524    1,303,770    2,055,674    1,842,233
 from operations

Payments received
 from contract owners         27,250,68    20,298,08    4,106,021    3,421,140
                             1            8

Transfers between
 subaccounts and the          (9,795,25    (15,358,1    1,458,992    881,407
 fixed account, net          3)           81)

Transfers for contract
 benefits and
 terminations                 (1,159,04    (980,351)    (381,564)    (145,903)
                             7)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           6,590        (277,715)    (4,989)      27,410

Net increase (decrease)
 in net assets from
 contract transactions        16,302,97    3,681,841    5,178,460    4,184,054
                             1

Retained in (returned
 from) Variable Annuity
 Account A, net               (6,995)      793          (6,253)      4,568

Total increase                17,713,50    4,986,404    7,227,881    6,030,855
(decrease)                   0
 in net assets

Net assets at beginning
 of period                    30,961,59    25,975,18    13,724,69    7,693,838
                             2            8            3

Net assets at end
 of period                   $48,675,0    $ 30,961,5   $ 20,952,5   $ 13,724,6
                             92           92           74           93

                             SUBACCOUNTS INVESTING IN:


                              VIP -
                              EQUITY-INCOME             VIP - GROWTH



                             12/31/96     12/31/95      12/31/96     12/31/95

INCOME:

 Dividends                   $ 5,937,08   $ 5,704,765   $ 4,634,81   $ 181,456
                             3                          9

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      1,445,756    935,882       811,476      476,876

Net investment
 income (loss)                4,491,327    4,768,883     3,823,343    (295,420)

Realized gain                 4,329,089    980,837       3,059,832    1,347,836

Unrealized appreciation
 (depreciation) during
 the year                     8,576,967    21,037,305    2,520,593    10,737,43
                                                                     0

Net increase in net
assets                        17,397,38    26,787,025    9,403,768    11,789,84
 from operations             3                                       6

Payments received
 from contract owners         21,584,75    18,539,810    16,074,27    11,525,14
                             9                          9            4

Transfers between
 subaccounts and the          (9,221,15    15,778,134    2,515,925    6,180,796
 fixed account, net          7)

Transfers for contract
 benefits and
 terminations                 (3,177,33    (1,432,870    (1,354,75    (701,855)
                             3)           )             0)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           (35,670)     75,515        (30,252)     (23,291)

Net increase (decrease)
 in net assets from
 contract transactions        9,150,599    32,960,589    17,205,20    16,980,79
                                                        2            4

Retained in (returned
 from) Variable Annuity
 Account A, net               (78,836)     45,421        (40,650)     24,882

Total increase                26,469,14    59,793,035    26,568,32    28,795,52
(decrease)                   6                          0            2
 in net assets

Net assets at beginning
 of period                    125,030,6    65,237,638    62,378,28    33,582,76
                             73                         2            0

Net assets at end
 of period                   $ 151,499,   $ 125,030,6   $ 88,946,6   $62,378,2
                             819          73            02           82

                             SUBACCOUNTS INVESTING IN:



                             VIP - OVERSEAS



                             12/31/96     12/31/95

INCOME:

 Dividends                   $ 525,818    $ 186,371

EXPENSES:

Mortality, expense risk
 and administrative
 charges                      231,350      199,920

Net investment
 income (loss)                294,468      (13,549)

Realized gain                 484,088      948,661

Unrealized appreciation
 (depreciation) during
 the year                     1,781,995    483,715

Net increase in net
assets                        2,560,551    1,418,827
 from operations

Payments received
 from contract owners         3,046,601    1,796,064

Transfers between
 subaccounts and the          1,632,798    (10,927,72
 fixed account, net                       3)

Transfers for contract
 benefits and
 terminations                 (312,776)    (412,022)

Other transfers (to) from
 Empire Fidelity
 Investments Life
 Insurance Co., net           (20,485)     5,414

Net increase (decrease)
 in net assets from
 contract transactions        4,346,138    (9,538,267
                                          )

Retained in (returned
 from) Variable Annuity
 Account A, net               (7,308)      (10,255)

Total increase                6,899,381    (8,129,695
(decrease)                                )
 in net assets

Net assets at beginning
 of period                    17,767,17    25,896,871
                             6

Net assets at end
 of period                   $ 24,666,5   $ 17,767,17
                             57           6



                            VIP II -                 VIP II -
                            INVESTMENT               ASSET MANAGER
                            GRADE BOND



                            12/31/96     12/31/95     12/31/96     12/31/95



INCOME:

Dividends                   $ 337,043    $ 143,740    $ 5,293,83   $ 2,010,35
                                                      5            7

EXPENSES
:

Mortality,
expense
risk and                     68,068       48,624       815,364      875,116
administrat
ive
charges

Net
investment                   268,975      95,116       4,478,471    1,135,241
income
(loss)

Realized                     75,367       57,874       1,663,095    2,777,299
gain

Unrealized
appreciatio
n                            (227,009)    563,142      4,022,895    8,678,445
(depreciati
on) during
the year

Net
increase in                   117,333      716,132      10,164,46    12,590,98
net assets                                              1            5
from
operations

Payments
received                     1,204,243    663,948      3,467,114    2,478,825
from
contract
owners

Transfers
between                                   976,244      (11,063,5    (30,622,5
subaccoun                    (177,798)                77)          61)
ts and the
fixed
account,
net

Transfers
for
contract                     (443,215)    (148,176)    (2,267,35    (2,796,51
benefits                                                7)           9)
and
termination
s

Other
transfers
(to) from
Empire                        1,167        (1,477)      (18,904)     75,768
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                    584,397      1,490,539    (9,882,72    (30,864,4
in net                                                   4)           87)
assets
from
contract
transaction
s

Retained
in
(returned                    (4,101)      (4,949)      (59,436)     (21,367)
from)
Variable
Annuity
Account A,
net

Total                                     2,201,722    222,301      (18,294,8
increase                      697,629                               69)
(decrease)
in net
assets

Net assets
at                           6,253,074    4,051,352    82,441,78    100,736,6
beginning                                              3            52
of period

Net assets
at end of                    $ 6,950,70   $ 6,253,07   $82,664,0    $ 82,441,7
period                       3            4            84           83

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


                              VIP II -                 VIP II -
                             INDEX 500               ASSET MANAGER:
                                                       GROWTH



                            12/31/96     12/31/95     12/31/96     12/31/95*



INCOME:

Dividends                   $ 620,782    $ 48,377     $ 862,945    $ 209,986

EXPENSES
:

Mortality,
expense
risk and                     242,314      65,235       98,994       29,423
administrat
ive
charges

Net
investment                   378,468      (16,858)     763,951      180,563
income
(loss)

Realized                     702,643      399,595      239,532      178,391
gain

Unrealized
appreciatio
n                            3,762,268    1,451,439    801,887      160,962
(depreciati
on) during
the year

Net
increase in                  4,843,379    1,834,176    1,805,370    519,916
net assets
from
operations

Payments
received                     9,153,239    3,472,817    5,577,602    2,910,699
from
contract
owners

Transfers
between                      10,692,00    6,054,548    5,074,653    1,484,390
subaccoun                    5
ts and the
fixed
account,
net

Transfers
for
contract                     (760,330)    (919,227)    (154,535)    (9,486)
benefits
and
termination
s

Other
transfers
(to) from
Empire                        (4,432)      (3,338)      (3,396)      (694)
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                   19,080,48    8,604,800    10,494,32    4,384,909
in net                       2                         4
assets
from
contract
transaction
s

Retained
in
(returned                    (8,563)      5,281        (16,199)     4,334
from)
Variable
Annuity
Account A,
net

Total                        23,915,29    10,444,25    12,283,49    4,909,159
increase                     8            7            5
(decrease)
in net
assets

Net assets
at                          12,916,29    2,472,040    4,909,159    0
beginning                   7
of period

Net assets
at end of                   $ 36,831,5   $ 12,916,2   $ 17,192,6   $ 4,909,15
period                      95           97           54           9

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


                            VIP II -                   TOTAL
                            CONTRAFUND



                            12/31/96     12/31/95*    12/31/96     12/31/95



INCOME:

Dividends                   $ 526,257    $ 666,687    $ 21,869,6   $ 11,305,39
                                                      45           5

EXPENSES
:

Mortality,
expense
risk and                     786,431      277,494      5,042,492    3,293,696
administrat
ive
charges

Net
investment                   (260,174)    389,193      16,827,15    8,011,699
income                                                 3
(loss)

Realized                     1,823,791    369,981      12,611,81    7,371,495
gain                                                   6

Unrealized
appreciatio
n                            13,273,28    6,120,498    35,163,37    50,299,388
(depreciati                  6                         7
on) during
the year

Net
increase in                  14,836,90    6,879,672    64,602,34    65,682,582
net assets                   3                         6
from
operations

Payments
received                     25,690,73    20,852,56    117,155,2    85,959,095
from                         5            0            74
contract
owners

Transfers
between                      9,364,673    24,300,25    481,261      (1,252,696
subaccoun                                 0                         )
ts and the
fixed
account,
net

Transfers
for
contract                    (1,779,16    (150,792)    (11,790,0    (7,697,201
benefits                    1)                        68)          )
and
termination
s

Other
transfers
(to) from
Empire                      (71,396)     (2,577)      (181,767)    (124,985)
Fidelity
Investment
s Life
Insurance
Co., net

Net
increase
(decrease)                  33,204,85    44,999,44    105,664,7    76,884,213
in net                      1            1            00
assets
from
contract
transaction
s

Retained
in
(returned                   (24,192)     47,027       (252,533)    95,735
from)
Variable
Annuity
Account A,
net

Total                       48,017,56    51,926,14    170,014,5    142,662,53
increase                    2            0            13           0
(decrease)
in net
assets

Net assets
at                          51,926,14    0            408,308,8    265,646,33
beginning                   0                         69           9
of period

Net assets
at end of                   $ 99,943,7   $ 51,926,1   $ 578,323,   $ 408,308,8
period                      02           40           382          69


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.

NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1996 and 1995
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
Beginning in 1995, EFILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
Certain amounts in the financial statements for 1995 have been reclassified to correspond to the 1996 presentation.
3. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. EFILI also deducts an annual maintenance charge of $30 from the Fidelity Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1996:
                         PURCHASES       SALES

Money Market            $              $
                        46,259,773     28,546,273

High Income               10,434,586     4,091,580

Equity-Income             28,080,139     14,517,049

Growth                    30,543,657     9,555,762

Overseas                  8,676,063      4,042,764

Investment Grade          4,085,263      3,235,991

Asset Manager             7,199,467      12,663,155

Index 500                 21,687,531     2,237,145

Asset Manager: Growth     12,668,815     1,426,740

Contrafund                38,392,223     5,471,738

6. UNIT VALUES.
A summary of changes in accumulation units and accumulation units outstanding for variable annuity contracts at December 31, 1996 and 1995 are as follows:

                                                    PAYMENTS
                                       BEGINNING    RECEIVED           TRANSFERS
                                       BALANCE      FROM CONTRACT    BETWEEN
                                                    OWNERS           SUBACCOUNTS,
                                                                     NET

                                       UNITS

JANUARY 1, 1996 TO DECEMBER 31, 1996

 Money Market Subaccount                2,086,339    1,396,811    (671,222)

 High Income Subaccount                 605,822      175,020      61,177

 Equity-Income Subaccount               4,481,146    751,876      (315,456)

 Growth Subaccount                      2,004,576    487,213      73,706

 Overseas Subaccount                    930,291      154,412      85,133

 Investment Grade Subaccount            358,773      71,690       (12,681)

 Asset Manager Subaccount               4,435,615    181,581      (584,908)

 Index 500 Subaccount                   802,405      537,084      624,968

 Asset Manager: Growth                  396,158      419,484      378,254
Subaccount*

 Contrafund Subaccount*                 3,685,097    1,742,216    631,751



JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market Subaccount                1,840,618    1,212,366    (887,953)

 High Income Subaccount                 413,916      164,126      48,831

 Equity-Income Subaccount               3,148,692    755,226      681,199

 Growth Subaccount                      1,448,467    395,023      194,334

 Overseas Subaccount                    1,472,775    100,194      (621,187)

 Investment Grade Subaccount            270,642      41,606       58,920

 Asset Manager Subaccount               6,284,783    146,335      (1,848,581)

 Index 500 Subaccount                   210,179      240,442      433,808

 Asset Manager: Growth                  0            264,392      138,263
Subaccount*

 Contrafund Subaccount*                 0            1,655,600    2,096,508






                                        CONTRACT
                                        TERMINATION     ENDING BALANCE
                                        S

                                                      UNITS        UNIT VALUE   DOLLARS

JANUARY 1, 1996 TO DECEMBER 31, 1996

 Money Market Subaccount                332,385      3,144,313   $15.30       $ 48,101,350

 High Income Subaccount                 (22,006)     820,013     $24.89        20,409,560

 Equity-Income Subaccount               (162,354)    4,755,212   $31.05        147,641,357

 Growth Subaccount                      (62,104)     2,503,391   $34.97        87,540,085

 Overseas Subaccount                    (18,195)     1,151,640   $21.29        24,519,804

 Investment Grade Subaccount            (34,981)     382,801     $17.36        6,644,585

 Asset Manager Subaccount               (131,774)    3,900,514   $20.75        80,953,438

 Index 500 Subaccount                   (77,086)     1,887,371   $18.89        35,655,373

 Asset Manager: Growth                  (30,890)     1,163,007   $14.49        16,853,490
Subaccount*

 Contrafund Subaccount*                 (177,041)    5,882,023   $16.65        97,957,527

                                                                              $ 566,276,569

JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market Subaccount                 (78,693)     2,086,339   $14.66       $ 30,587,979

 High Income Subaccount                  (21,052)     605,822     $22.05        13,357,546

 Equity-Income Subaccount               (103,971)    4,481,146   $27.44        122,982,339

 Growth Subaccount                       (33,248)     2,004,576   $30.80        61,732,843

 Overseas Subaccount                     (21,490)     930,291     $19.00        17,672,782

 Investment Grade Subaccount             (12,394)     358,773     $16.99        6,096,643

 Asset Manager Subaccount               (146,921)    4,435,615   $18.29        81,145,514

 Index 500 Subaccount                    (82,024)     802,405     $15.54        12,467,512

 Asset Manager: Growth                    (6,497)      396,158     $12.21        4,835,356
Subaccount*

 Contrafund Subaccount*                  (67,011)     3,685,097   $13.87        51,105,632

                                                                             $ 401,984,146

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.



REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Empire Fidelity Investments
Variable Annuity Account A:
We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Empire Fidelity Investments Life Insurance Company as of December 31, 1996, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1996, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 29, 1997


(registered trademark)
America's largest privately-held investment management organization. Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.
Fidelity Brokerage Services, Inc., member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109